SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund

December 31, 2019 (Unaudited)

Shares		Value
Common Stocks — 99.37%
Australia — 6.61%
483,290	Oil Search Ltd.	$2,464,314
20,302	Rio Tinto Plc	1,201,784
215,648	Treasury Wine Estates Ltd.	2,456,392

		6,122,490

Austria — 2.01%
49,654	Erste Group Bank AG	1,865,120

Belgium — 3.62%
40,998	Anheuser-Busch InBev NV	3,357,768

China — 1.18%
14,638	Prosus NV*	1,095,536

Denmark — 5.20%
15,594	Novo Nordisk A/S, Class B	903,654
37,878	Orsted A/S(a)	3,918,585

		4,822,239

Finland — 2.73%
72,683	Neste Oyj	2,529,453

France — 1.52%
9,119	Safran SA	1,408,521

Germany — 4.79%
116,799	Deutsche Post AG	4,441,206

Hong Kong — 4.55%
401,000	AIA Group Ltd.	4,217,705

India — 5.88%
85,966	HDFC Bank Ltd., ADR	5,447,665

Japan — 13.24%
176,900	Astellas Pharma, Inc.	3,019,681
81,100	MISUMI Group, Inc.	2,007,237
28,601	Nidec Corp.	3,906,433
13,300	Oriental Land Co. Ltd	1,814,670
40,600	Recruit Holdings Co. Ltd.	1,520,687

		12,268,708

Korea — 1.06%
3,573	LG Chem Ltd.	979,196

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value

Netherlands — 0.48%
6,057	Wolters Kluwer NV	$442,257

Singapore — 1.89%
90,900	DBS Group Holdings Ltd.	1,752,665

South Africa — 3.40%
19,221	Naspers Ltd., N Shares	3,145,459

Spain — 4.34%
113,665	Industria de Diseno Textil SA	4,016,996

Sweden — 3.23%
92,777	Essity AB, Class B	2,987,998

Switzerland — 10.43%
4,313	Partners Group Holding AG	3,952,982
17,568	Roche Holding AG	5,709,650

		9,662,632

Taiwan — 6.01%
95,818	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,567,026

Thailand — 1.39%
1,073,800	Minor International PCL	1,288,771

United Kingdom — 13.38%
39,870	Croda International Plc	2,708,333
60,557	InterContinental Hotels Group Plc	4,161,187
197,430	Legal & General Group Plc	793,093
7,223	Linde Plc	1,549,853
206,579	St. James’s Place Plc	3,184,383

		12,396,849

United States — 0.97%
7,700	CyberArk Software Ltd.*	897,666

Zambia — 1.46%
132,971	First Quantum Minerals Ltd.	1,348,603

Total Common Stocks		92,062,529

(Cost $80,739,242)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value

Investment Company — 0.50%
466,598	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	$466,598

Total Investment Company		466,598

(Cost $466,598)

Total Investments		$92,529,127
(Cost $81,205,840) — 99.87%

Other assets in excess of liabilities — 0.13%		120,510

NET ASSETS — 100.00%		$92,649,637

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

Abbreviations used are defined below:

ADR - American Depositary Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	22.90%
Consumer Discretionary	16.75%
Industrials	14.81%
Health Care	10.40%
Consumer Staples	9.50%
Materials	8.41%
Information Technology	6.98%
Energy	5.39%
Utilities	4.23%
Other*	0.63%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

3